Consolidated Statements of Comprehensive Income (Loss) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expenses from mining business [abstract]
Revenues	$ 343,267	$ 329,163
Cost of sales
Production costs	(224,241)	(258,550)
Depletion and amortization	(95,301)	(109,756)
Earnings (loss) from mining operations	23,725	(39,143)
General and administrative	(14,636)	(13,804)
Share-based compensation expense	(5,075)	(2,946)
Project evaluation expenditures	(1,397)	(3,569)
Gain (loss) on derivatives	1,937	(2,834)
Other income	1,495	920
Income (loss) before financing costs and income taxes	6,049	(61,376)
Finance expenses, net	(42,761)	(39,122)
Foreign exchange gain	4,092	14,779
Loss before income taxes	(32,620)	(85,719)
Income tax recovery	9,096	32,337
Net loss	(23,524)	(53,382)
Other comprehensive income (loss):
Gain on financial assets	5,360	1,229
Foreign currency translation reserve	(4,513)	(8,466)
Total other comprehensive income (loss)	847	(7,237)
Total comprehensive loss	$ (22,677)	$ (60,619)
Loss per share
Basic (in dollars per share)	$ (0.09)	$ (0.22)
Diluted (in dollars per share)	$ (0.09)	$ (0.22)
Weighted average shares outstanding (thousands)
Basic (in shares)	250,529	243,914
Diluted (in shares)	250,529	243,914